9. SHARE CAPITAL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Net income (loss) for the year	$ 2,753,593	$ (283,101)	$ (2,798,169)
Weighted average common stock basic	91,154,161	87,191,251	80,057,824
Effect of options	44,444	0	0
Effect of warrants	416,667	0	0
Diluted	19,615,272